Debt instruments (Tables)	12 Months Ended
Dec. 31, 2021
The breakdown, by classification, type and currency, of the balances of “Debt instruments” is as follows

The breakdown, by classification, type and currency, of the balances of “Debt instruments” is as follows:

Thousand of reais	2021	2020	2019

Classification:
Financial assets measured at fair value through profit or loss	3,122,017	3,545,660	3,735,076
Financial assets measured at fair value through profit or loss held for trading	47,752,595	68,520,799	34,885,631
Financial assets measured at fair value through other comprehensive income	101,212,600	109,668,214	95,962,927
Financial assets measured at amortized cost	73,125,011	48,367,791	38,748,296
Of which:
Debt instruments	74,315,903	49,945,226	40,803,323
Impairment losses	(1,190,892)	(1,577,435)	(2,055,027)
Total	225,212,223	230,102,464	173,331,930

Type:
Government securities - brazil (1)	171,436,589	191,896,439	135,848,053
Debentures and promissory notes	19,881,934	17,071,856	13,874,883
Other debt securities (2)	33,893,700	21,134,169	23,608,994
Total	225,212,223	230,102,464	173,331,930
(1)	Includes, substantially, National Treasury Bills (LTN), Treasury Bills (LFT) e National Treasury Notes (NTN-A, NTN-B, NTN-C e NTN-F).

(2)	Substantially refer to securities issued by the Official Credit Institute (ICO) of Spain.

The debt instruments are composed, majority by

The debt instruments are composed, majority by:

Thousand of reais	2021	2020	2019

Currency:
Brazilian Real	208,599,863	207,752,590	164,447,235
US dollar	16,612,360	22,292,647	8,884,695
Euro	-	57,227	-
Total	225,212,223	230,102,464	173,331,930

Debt Instruments linked to

Thousand of reais	2021	2020	2019

Debt Instruments linked to:
Repo Operations	76,211,049	101,371,733	102,849,859
Operations guarantees in B3 S.A. - Brasil, Bolsa, Balcão (B3 S.A.)	19,470,624	12,963,251	6,618,651
Associated to judiciary deposits and other guarantees (1)	23,291,528	9,665,135	9,573,331
Total	118,973,201	124,000,119	119,041,841

(1)	Substantially refers to securities issued by the Official Credit Institute (ICO) of Spain.